FINANCIAL RISK MANAGEMENT - Forward Foreign Currency Contracts (Details) - Currencies (sold/bought) $ in Millions	12 Months Ended
	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 2,829.3	$ 2,916.5
USD/CDN | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 1,257.8	$ 1,280.2
Average rate (in percent)	0.72	0.74
USD/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 250.8	$ 268.9
Average rate (in percent)	0.73	0.75
USD/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 0.4	$ 2.6
Average rate (in percent)	0.75	0.75
EUR/CDN | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 308.1	$ 340.1
Average rate (in percent)	0.66	0.68
EUR/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 60.7	$ 71.0
Average rate (in percent)	0.66	0.67
EUR/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 2.4	$ 19.4
Average rate (in percent)	0.65	0.65
CDN/USD | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 489.6	$ 467.9
Average rate (in percent)	1.42	1.35
CDN/USD | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 31.3	$ 22.5
Average rate (in percent)	1.39	1.34
CDN/USD | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 0.2	$ 0.0
Average rate (in percent)	1.37	0
Other currencies | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 426.4	$ 435.1
Other currencies | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 1.6	$ 8.8